Belmont Theta Income Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
U.S. GOVERNMENT & AGENCIES
(a)(b)(c)
— 97.00%
Principal
Amount Fair Value
United States Treasury Bill, 0.08% , 11/3/2022 $ 1,500,000 $ 1,499,822
United States Treasury Bill, 0.14% , 12/1/2022 2,000,000 1,994,310
United States Treasury Bill, 0.29% , 12/29/2022 1,000,000 993,848
United States Treasury Bill, 0.54% , 1/26/2023 2,000,000 1,980,961
United States Treasury Bill, 1.37% , 3/23/2023 2,000,000 1,966,908
United States Treasury Bill, 2.03% , 5/18/2023 1,000,000 977,141
United States Treasury Bill, 3.10% , 8/10/2023 1,000,000 966,689
Total U.S. Government & Agencies (Cost $10,451,594) 10,379,679
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.30%
S&P 500 Index
(c)
86 $ 33,299,200 $ 4,250.00
November
2022 $ 32,250
Total Options Purchased (Cost
$36,661) 32,250
Total Investments — 97.30% (Cost $10,488,255) 10,411,929
Other Assets in Excess of Liabilities — 2.70% 288,619
NET ASSETS — 100.00% $ 10,700,548
(a) All of these securities are held as collateral for options.
(b) The rate shown represents effective yield at time of purchase.
(c) Non-income producing security.

Belmont Theta Income Fund
Schedule of Open Written Options Contracts
October 31, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS (1.36)%
S&P 500 Index
(a)
(86) $ (33,299,200) $ 4,100.00
November
2022 $ (145,770)
Total Written Options (Premiums Received
$107,819) $ (145,770)
(a) Non-income producing security.